Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$147,045,661.46	0.5446136	$129,404,998.69	0.4792778	$17,640,662.77
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$336,305,661.46	0.3348791	$318,664,998.69	0.3173132	$17,640,662.77

Weighted Avg. Coupon (WAC)	4.46%		4.48%
Weighted Avg. Remaining Maturity (WARM)	33.41		32.66
Pool Receivables Balance	$379,818,991.59		$359,467,414.05
Remaining Number of Receivables	39,609		38,627

Adjusted Pool Balance	$373,872,523.75		$353,939,571.47

III. COLLECTIONS

Principal:
Principal Collections	$19,791,323.64
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$301,562.89
Total Principal Collections	$20,092,886.53

Interest:
Interest Collections	$1,390,147.54
Late Fees & Other Charges	$39,155.34
Interest on Repurchase Principal	$-
Total Interest Collections	$1,429,302.88

Collection Account Interest	$737.13
Reserve Account Interest	$207.47
Servicer Advances	$-

Total Collections	$21,523,134.01

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$21,523,134.01
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,523,134.01

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$316,515.83		$316,515.83	$316,515.83
Collection Account Interest					$737.13
Late Fees & Other Charges					$39,155.34
Total due to Servicer					$356,408.30

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$101,706.58		$101,706.58
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$306,738.25		$306,738.25	$306,738.25

Available Funds Remaining:					$20,859,987.46

3. Principal Distribution Amount:					$17,640,662.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$17,640,662.77
Class A-4 Notes				$-
Class A Notes Total:		17,640,662.77		$17,640,662.77
Total Noteholders Principal				$17,640,662.77

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,219,324.69

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,946,467.84
Beginning Period Amount	$5,946,467.84
Current Period Amortization	$418,625.26
Ending Period Required Amount	$5,527,842.58
Ending Period Amount	$5,527,842.58
Next Distribution Date Required Amount	$5,130,982.41

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$37,566,862.29	$35,274,572.78	$35,274,572.78
Overcollateralization as a % of Adjusted Pool		10.05%	9.97%	9.97%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	26
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.37%	37,998	97.72%	$351,260,410.84
30 - 60 Days	1.27%	489	1.77%	$6,354,038.86
61 - 90 Days	0.28%	109	0.40%	$1,455,098.36
91 + Days	0.08%	31	0.11%	$397,865.99
		38,627		$359,467,414.05
Total
Delinquent Receivables 61 + days past due	0.36%	140	0.52%	$1,852,964.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	140	0.52%	$1,964,744.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	119	0.41%	$1,651,449.35
Three-Month Average Delinquency Ratio	0.34%		0.48%

Repossession in Current Period		30		$360,348.28
Repossession Inventory		57		$240,203.51

Charge-Offs
Gross Principal of Charge-Off for Current Period				$560,253.90
Recoveries				$(301,562.89)
Net Charge-offs for Current Period				$258,691.01

Beginning Pool Balance for Current Period				$379,818,991.59

Net Loss Ratio				0.82%
Net Loss Ratio for 1st Preceding Collection Period				0.83%
Net Loss Ratio for 2nd Preceding Collection Period				1.12%
Three-Month Average Net Loss Ratio for Current Period				0.92%

Cumulative Net Losses for All Periods				$6,509,382.65
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$1,491,752.14
Number of Extensions				108

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